CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 173,568	$ 77,537
Bank deposits	43,932	290,180
Cash and cash equivalents	$ 217,500	$ 367,717	$ 97,463	$ 79,047